Other Current Assets (Details) - Schedule of Other Current Assets ¥ in Thousands, $ in Thousands		Mar. 31, 2023 CNY (¥)		Mar. 31, 2023 USD ($)	Sep. 30, 2022 CNY (¥)		Sep. 30, 2022 USD ($)	Sep. 30, 2021 CNY (¥)
Schedule of Other Current Assets [Abstract]
Due from a service provider		¥ 37,552	[1]		¥ 36,100	[1],[2]		¥ 23,326	[2]
Deposit for share settlement		20,602	[3]		21,341	[3],[4]		19,279	[4]
Due from shareholders	[5]	13,910
Others		1,906			1,588			438
Total		¥ 73,970		$ 10,771	¥ 59,029		$ 8,298	¥ 143,343

[1]	Upon asset acquisition with Beautiful House, the Group engaged a third party service provider to provide apartment operation services to the Group. The third party service provider is controlled by one of the shareholders of the Seller of Beautiful House. To support the operation services to the tenants, the Group made interest free loans to and operating expenses on behalf of the service provider and loans are repayable on demand.
[2]	Upon asset acquisition with Beautiful House (Note 8), the Group engaged a third party service provider to provide apartment operation services to the Group. The third party service provider is controlled by one of the shareholders of the Seller of Beautiful House (Note 8). To support the operation services to the tenants, the Group made interest free loans to and operating expenses on behalf of the service provider and the loans are repayable on demand.
[3]	Upon settle payables due to Beautiful House arising from asset acquisition, the Group made a deposit of RMB 20,602 (US$3,000) to Beautiful House, which is expected to get repaid upon share settlement.
[4]	Upon settle payables due to Beautiful House arising from asset acquisition (Note 8), the Group paid a deposit of RMB 21,341 (US$3,000) to Beautiful House, which is expected to get repaid upon share settlement.
[5]	During the six months ended March 31, 2023, the Company paid RMB 13,910 on behalf of certain shareholders who owned less than 5% of outstanding shares of the Company, for transfer of their ordinary shares into ADS which could be traded in the open market. The balance was repayable on demand.